Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of revenues based on location of customers - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of revenues based on location of customers [Line Items]
Total Revenue	$ 133,246	$ 127,187	$ 114,469
U.S.A and North America [Member]
Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of revenues based on location of customers [Line Items]
Total Revenue	84,949	84,572	75,331
Israel [Member]
Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of revenues based on location of customers [Line Items]
Total Revenue	36,144	31,959	28,093
Europe [Member]
Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of revenues based on location of customers [Line Items]
Total Revenue	4,461	4,701	3,594
Latin America [Member]
Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of revenues based on location of customers [Line Items]
Total Revenue	6,867	3,792	3,994
Asia [Member]
Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of revenues based on location of customers [Line Items]
Total Revenue	766	2,067	3,336
Others [Member]
Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of revenues based on location of customers [Line Items]
Total Revenue	$ 59	$ 96	$ 121